S000093945 [Member] Investment Strategy - AB Core Bond ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund, under normal circumstances, invests at least 80% of its net assets, including any borrowings for investment purposes, in fixed-income securities. The Fund seeks to maintain an average portfolio quality minimum of A, based on ratings given to the Fund’s securities by any nationally recognized statistical rating organization (“NRSRO”) (or, if unrated, determined by the Adviser, to be of comparable quality). Many types of securities may be purchased by the Fund, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, bank loan debt, preferred stock and inflation-protected securities, as well as others. The Fund may also invest up to 25% of its total assets in fixed-income, non-U.S. Dollar denominated foreign securities, and may invest without limit in fixed-income, U.S. Dollar denominated foreign securities, in each case in developed or emerging-market countries.
The Fund may use derivatives, such as options, futures contracts, forward contracts and swaps.
The Fund may invest up to 25% of its total assets in fixed-income securities rated below investment grade (BB or below) by NRSROs (commonly known as “junk bonds”). No more than 5% of the Fund’s total assets may be invested in fixed-income securities rated CCC by NRSROs.
In managing the Fund, the Adviser may use interest rate forecasting to estimate an appropriate level of interest rate risk at a given time. The Adviser may moderately shorten the average duration of the Fund when it expects interest rates to rise and moderately lengthen average duration when it anticipates that interest rates will fall.
The Fund seeks to maintain an effective duration of 75% to 125% of the benchmark duration under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings.
The Fund may enter into foreign currency transactions on a spot (i.e., cash) basis or through the use of derivatives transactions, such as forward currency exchange contracts, currency futures and options thereon, and options on currencies. An appropriate hedge of currency exposure resulting from the Fund’s securities positions may not be available or cost effective, or the Adviser may determine not to hedge the positions, possibly even under market conditions where doing so could benefit the Fund.